Note to cash flow statement - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	€ (2,682.7)	€ (2,746.8)	€ (4,116.2)
Repayments of borrowings	1,190.0	50.0	1,100.5
Lease liabilities paid	34.1	36.4	42.7
Lease modifications/additions	(39.3)	(22.8)
Interest expense	(2.6)	(2.8)	(3.5)
Foreign exchange	9.0	3.3	16.2
Promissory notes			213.5
Balance at end of year	(1,491.5)	(2,682.7)	(2,746.8)
Less than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	(886.1)	(89.4)
Balance at end of year	(1,238.6)	(886.1)	(89.4)
More than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	(1,796.6)	(2,657.4)
Balance at end of year	€ (252.9)	€ (1,796.6)	€ (2,657.4)